UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities Fund,Inc.
(Exact name of registrant as specified in charter)

7 Times Square,21st Floor, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: August 31

Date of reporting period: November 30,2011

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 11/30/11 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2011

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (73.4%)
	FEDERAL FARM CREDIT BANK (1.2%)
$1,000,000	Federal Farm Credit Bank	1.90%	11/15/17	$995,022
1,000,000	TOTAL FEDERAL FARM CREDIT BANK (Cost $1,000,000)			995,022
	FEDERAL HOME LOAN BANK (5.8%)
2,000,000	Federal Home Loan Bank	5.00	12/21/15	2,307,154
1,000,000	Federal Home Loan Bank	5.13	10/19/16	1,178,408
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,194,929
4,000,000	TOTAL FEDERAL HOME LOAN BANK (Cost $4,288,457)			4,680,491
	FEDERAL HOME LOAN MORTGAGE CORPORATION (27.6%)
402,722	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	429,095
1,000,000	Federal Home Loan Mortgage Corporation	5.50	7/18/16	1,189,586
1,000,000	Federal Home Loan Mortgage Corporation	2.00	8/25/16	1,031,148
206,121	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	209,630
6,437	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	6,925
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,196,569
99,898	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	107,474
8,076	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	8,688
88,529	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	89,250
403,134	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	417,446
9,283	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	9,987
31,113	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	33,521
1,000,000	Federal Home Loan Mortgage Corporation	3.75	3/27/19	1,125,416
20,524	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	21,871
139,414	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	148,482
83,947	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	89,408
424,228	Federal Home Loan Mortgage Corporation Pool #J12462	4.00	6/1/20	447,707
20,036	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	21,543
366,269	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	393,817
15,858	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	17,031
21,058	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	22,642
966,921	Federal Home Loan Mortgage Corporation Pool #G14216	3.50	7/1/21	1,006,839
101,880	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	109,416
479,126	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	515,162
88,391	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	89,662
760,483	Federal Home Loan Mortgage Corporation Gold PC Pool #G13085	4.50	4/1/23	805,433
325,376	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	347,815
334,224	Federal Home Loan Mortgage Corporation Gold PC Pool #J08202	5.00	7/1/23	357,273
304,095	Federal Home Loan Mortgage Corporation Gold PC Pool #J09098	5.00	12/1/23	327,157
98,450	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	100,039
703,157	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	744,719
107,001	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	109,575
538,245	Federal Home Loan Mortgage Corporation Pool #J11210	4.00	11/1/24	563,325
778,390	Federal Home Loan Mortgage Corporation Gold PC Pool #J11587	4.00	1/1/25	830,471
580,523	Federal Home Loan Mortgage Corporation Gold PC Pool #G13855	4.50	6/1/25	614,382
192,482	Federal Home Loan Mortgage Corporation Gold PC Pool #E02704	4.50	7/1/25	203,739
730,858	Federal Home Loan Mortgage Corporation REMIC	4.50	6/15/27	777,347
470,351	Federal Home Loan Mortgage Corporation Gold PC Pool #C91239	4.50	3/1/29	496,682
125,533	Federal Home Loan Mortgage Corporation REMIC Trust Series 2878 Class AQ	5.00	5/15/31	126,589
77,457	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	79,604
570,556	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	632,095
1,340,000	Federal Home Loan Mortgage Corporation REMIC Trust Series 2904 Class PD	5.50	3/15/33	1,428,979

1

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value
$430,910	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00%	1/1/35	$461,371
133,519	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	142,958
245,508	Federal Home Loan Mortgage Corporation Pool #783022 (1)	2.49	2/1/35	260,773
194,093	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	207,875
150,854	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	161,566
290,765	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	316,038
427,437	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50	8/1/38	461,784
1,000,000	Federal Home Loan Mortgage Corporation Gold PC Pool #C03516	4.00	9/1/40	1,041,875
873,951	Federal Home Loan Mortgage Corporation Gold PC Pool #A97135	4.50	2/1/41	920,760
110,902	Federal Home Loan Mortgage Corporation Gold PC Pool #Q01181	4.50	6/1/41	116,841
1,000,000	Federal Home Loan Mortgage Corporation Gold PC TBA	4.00	12/1/99	1,039,687
20,878,085	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $21,462,330)			22,415,067
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (35.2%)
1,000,000	Federal National Mortgage Association	2.63	11/20/14	1,058,488
1,500,000	Federal National Mortgage Association	2.38	7/28/15	1,575,561
19,365	Federal National Mortgage Association Pool #511823	5.50	5/1/16	20,982
693,652	Federal National Mortgage Association REMIC Trust Series 2005-40 Class VG	4.50	6/25/16	736,445
16,900	Federal National Mortgage Association Pool #615289	5.50	12/1/16	18,311
63,030	Federal National Mortgage Association Pool #622373	5.50	12/1/16	68,293
44,712	Federal National Mortgage Association Pool #631328	5.50	2/1/17	48,474
69,584	Federal National Mortgage Association Pool #623503	6.00	2/1/17	75,481
3,172	Federal National Mortgage Association Pool #643277	5.50	4/1/17	3,439
6,171	Federal National Mortgage Association Pool #638247	5.50	5/1/17	6,690
142,086	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	143,794
120,166	Federal National Mortgage Association Pool #254684	5.00	3/1/18	129,748
37,790	Federal National Mortgage Association Pool #685183	5.00	3/1/18	40,804
50,632	Federal National Mortgage Association Pool #703936	5.00	5/1/18	54,669
350,435	Federal National Mortgage Association Pool #257566	4.50	1/1/19	373,477
568,146	Federal National Mortgage Association Pool #780956	4.50	5/1/19	613,534
187,396	Federal National Mortgage Association Pool #790984	5.00	7/1/19	202,340
218,569	Federal National Mortgage Association Pool #786915	5.00	8/1/19	236,818
487,168	Federal National Mortgage Association Pool #735063	4.50	12/1/19	521,063
52,471	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	53,168
217,440	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	223,655
1,081,414	Federal National Mortgage Association Pool #890121	5.00	3/1/23	1,165,621
114,455	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	120,856
752,960	Federal National Mortgage Association Pool #AH8061	4.00	6/1/26	792,045
978,303	Federal National Mortgage Association Pool #AI3053	4.00	7/1/26	1,029,085
64,075	Federal National Mortgage Association Pool #412682	6.00	3/1/28	71,145
71,149	Federal National Mortgage Association Pool #425239	6.50	4/1/28	80,856
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,531,220
727	Federal National Mortgage Association Pool #568625	7.50	1/1/31	851
32,387	Federal National Mortgage Association Pool #571090	7.50	1/1/31	37,905
943,097	Federal National Mortgage Association Pool #MA0641	4.00	2/1/31	989,220
1,776	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,079
945,942	Federal National Mortgage Association Pool #MA0804	4.00	7/1/31	992,204
15,469	Federal National Mortgage Association Pool #629297	6.50	2/1/32	17,502
314,285	Federal National Mortgage Association Pool #626440	7.50	2/1/32	368,746
25,341	Federal National Mortgage Association Pool #634996	6.50	5/1/32	28,608
36,734	Federal National Mortgage Association Pool #254383	7.50	6/1/32	43,099
114,318	Federal National Mortgage Association Pool #254476	5.50	9/1/32	124,785
4,375	Federal National Mortgage Association Pool #688539	5.50	3/1/33	4,776
263,943	Federal National Mortgage Association Pool #650386	5.00	7/1/33	284,074
148,621	Federal National Mortgage Association Pool #726889	5.50	7/1/33	162,230
163,373	Federal National Mortgage Association Pool #759028	5.50	1/1/34	178,332
175,687	Federal National Mortgage Association Pool #761913	5.50	2/1/34	191,773
123,790	Federal National Mortgage Association Pool #763393	5.50	2/1/34	135,125
112,922	Federal National Mortgage Association Pool #769862	5.50	2/1/34	123,226

2

Value Line U.S. Government Securities Fund, Inc.

November 30, 2011

Principal Amount		Rate	Maturity Date	Value
$13,362	Federal National Mortgage Association Pool #769682	5.00%	3/1/34	$14,381
458,165	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	506,815
8,624	Federal National Mortgage Association Pool #778141	5.00	5/1/34	9,282
170,720	Federal National Mortgage Association Pool #773586	5.50	6/1/34	186,298
210,007	Federal National Mortgage Association Pool #255311	6.00	7/1/34	232,390
7,636	Federal National Mortgage Association Pool #258149	5.50	9/1/34	8,346
1,660	Federal National Mortgage Association Pool #789150	5.00	10/1/34	1,786
299,596	Federal National Mortgage Association Pool #255496	5.00	11/1/34	322,447
31,165	Federal National Mortgage Association Pool #797154	5.50	11/1/34	34,184
74,957	Federal National Mortgage Association Pool #801063	5.50	11/1/34	81,797
91,187	Federal National Mortgage Association Pool #803675	5.50	12/1/34	99,508
110,913	Federal National Mortgage Association Pool #804683	5.50	12/1/34	121,034
306,962	Federal National Mortgage Association Pool #815813 (1)	2.62	2/1/35	323,306
21,750	Federal National Mortgage Association Pool #255580	5.50	2/1/35	23,735
268,614	Federal National Mortgage Association Pool #735224	5.50	2/1/35	293,209
256,532	Federal National Mortgage Association Pool #896016	6.00	8/1/36	281,951
247,880	Federal National Mortgage Association Pool #901561	5.50	10/1/36	269,802
538,949	Federal National Mortgage Association Pool #919584	6.00	6/1/37	591,509
342,979	Federal National Mortgage Association Pool #943647	5.50	7/1/37	372,882
137,135	Federal National Mortgage Association Pool #AA2531	4.50	3/1/39	145,152
351,873	Federal National Mortgage Association Pool #AA9181	4.50	8/1/39	372,443
807,361	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA	4.50	10/25/39	877,515
86,154	Federal National Mortgage Association Pool #AD1035	4.50	2/1/40	91,191
366,050	Federal National Mortgage Association Pool #AD5234	4.50	7/1/40	387,449
502,063	Federal National Mortgage Association Pool #AD7136	5.00	7/1/40	540,357
885,700	Federal National Mortgage Association Pool #890236	4.50	8/1/40	936,922
1,239,487	Federal National Mortgage Association Pool #AD8408	4.50	8/1/40	1,311,948
788,677	Federal National Mortgage Association Pool #AE2078	4.50	8/1/40	834,783
375,628	Federal National Mortgage Association Pool #AD8536	5.00	8/1/40	404,278
1,000,000	Federal National Mortgage Association Pool #AH5575	4.00	2/1/41	1,043,125
975,578	Federal National Mortgage Association Pool #AI3051	4.50	7/1/41	1,032,610
983,505	Federal National Mortgage Association Pool #AI0814	4.50	8/1/41	1,041,001
1,000,000	Federal National Mortgage Association TBA	4.50	12/1/41	1,057,344
26,294,897	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $27,081,396)			28,531,377
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.6%)
88,477	Government National Mortgage Association Pool #003645	4.50	12/20/19	95,726
3,763	Government National Mortgage Association Pool #541349	6.00	4/15/31	4,258
3,377	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,822
45,365	Government National Mortgage Association Pool #548880	6.00	12/15/31	51,339
46,860	Government National Mortgage Association Pool #551762	6.00	4/15/32	53,031
21,420	Government National Mortgage Association Pool #582415	6.00	11/15/32	24,241
208,680	Government National Mortgage Association Pool #604485	6.00	7/15/33	236,163
105,462	Government National Mortgage Association Pool #622603	6.00	11/15/33	119,351
3,693	Government National Mortgage Association Pool #429786	6.00	12/15/33	4,179
95,317	Government National Mortgage Association Pool #605025	6.00	2/15/34	107,870
6,448	Government National Mortgage Association Pool #626480	6.00	2/15/34	7,336
80,296	Government National Mortgage Association Pool #610944	5.50	4/15/34	90,267
111,044	Government National Mortgage Association Pool #583008	5.50	6/15/34	124,765
51,647	Government National Mortgage Association Pool #605245	5.50	6/15/34	58,028
931,789	Government National Mortgage Association Series 2010-151 Class KA	3.00	9/16/39	972,173
908,071	Government National Mortgage Association Series 2011-17 Class EP	3.50	12/16/39	951,165
2,711,709	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $2,807,002)			2,903,714
54,884,691	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,639,185)			59,525,671

3

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

U.S. TREASURY OBLIGATIONS (23.5%)
$1,000,000	U.S. Treasury Notes	2.13%	5/31/15	$1,055,078
2,300,000	U.S. Treasury Notes	2.75	11/30/16	2,499,992
1,000,000	U.S. Treasury Notes	3.13	1/31/17	1,106,562
2,000,000	U.S. Treasury Notes	2.38	7/31/17	2,134,218
2,000,000	U.S. Treasury Notes	2.25	7/31/18	2,103,124
1,000,000	U.S. Treasury Notes	3.13	5/15/19	1,107,500
500,000	U.S. Treasury Notes	3.50	5/15/20	567,031
1,000,000	U.S. Treasury Notes	3.63	2/15/21	1,142,266
1,000,000	U.S. Treasury Bonds	7.88	2/15/21	1,509,062
2,000,000	U.S. Treasury Notes	3.13	5/15/21	2,195,156
1,000,000	U.S. Treasury Bonds	7.25	8/15/22	1,492,656
500,000	U.S. Treasury Bonds	7.63	11/15/22	767,813
1,000,000	U.S. Treasury Bonds	6.25	8/15/23	1,407,187
16,300,000	TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,717,778)			19,087,645
	TOTAL INVESTMENT SECURITIES (96.9%) (Cost $75,356,963)			78,613,316

REPURCHASE AGREEMENT (3.7%)
3,000,000	With Morgan Stanley, 0.06%, dated 11/30/11, due 12/01/11, delivery value $3,000,005 (collateralized by $2,955,000 U.S. Treasury Notes 1.5000% due 06/30/16, with a value of $3,060,924)			3,000,000
	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.6%)			(450,569)

	NET ASSETS (2) (100.0%)			$81,162,747

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($81,162,747 ÷ 6,592,188 shares outstanding)			$12.31

(1)	Adjustable rate security. The rate shown is as of November 30, 2011.
(2)
For federal income tax purposes, the aggregate cost was $78,356,963, aggregate gross unrealized appreciation was $3,275,213, aggregate gross unrealized depreciation was $18,860 and the net unrealized appreciation was $3,256,353.

TBA	To Be Announced.

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of November 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$59,525,671	$0	$59,525,671
U.S. Treasury Obligation	0	19,087,645	0	19,087,645
Repurchase Agreement	0	3,000,000	0	3,000,000

Total Investments in Securities	$0	$81,613,316	$0	$81,613,316

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended November 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended November 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 24, 2012